Schedule of Related Party Transactions (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due from related parties		$ 21,665	$ 15,146
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	16,700	3,399
Amount due to related party	[2]	(403,500)
Total Amount due from/(to) related parties		$ (386,800)	$ 3,399

[1]	As of December 31, 2023, the amount due from related parties of $16,700 was owing from See Unicorn Ventures Limited and Angkasa-X (L) Foundation for non-trade transactions, with the amount of $12,750 and $3,950 respectively.
[2]	As of December 31, 2023, the amount due to related party of $403,500 being loan from the Company’s shareholder.